Financial risk management - Undiscounted cash flow analysis (Details) - Liquidity risk - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Undiscounted cash flow analysis for financial liabilities and financial assets
Other non-current financial assets	€ 146
Long-term loan receivables		€ 112
Current financial investments	612
Short-term loan receivables		92
Other current financial assets excluding derivatives	97
Current financial investments and cash equivalents		4,797
Cash and cash equivalents	6,271
Bank and cash		3,497
Derivative contracts receipts-Net settled	22
Derivative contracts receipts-Gross settled	11,428	11,484
Derivative contracts payments-Gross settled	(11,093)	(11,330)
Trade receivables	4,851	5,633
Long-term interest-bearing liabilities	(3,918)	(4,657)
Other financial liabilities excluding derivatives	(731)	(754)
Short-term interest-bearing liabilities	(1,024)	(313)
Derivative contracts receipts-Gross settled	12,251	10,278
Derivative contracts payments-Gross settled	(12,236)	(10,245)
Trade payables	(4,773)	(3,996)
Loan commitments given undrawn	(313)	(495)
Loan commitments obtained undrawn	2,323	1,566
Financial instruments with call period less than three months	€ 472		€ 701
Accrued receivables		1,247
Minimum
Undiscounted cash flow analysis for financial liabilities and financial assets
Contractual period of financial instruments	3 months		3 months
Maximum
Undiscounted cash flow analysis for financial liabilities and financial assets
Call period of financial instruments	3 months		3 months
Due within 3 months
Undiscounted cash flow analysis for financial liabilities and financial assets
Other non-current financial assets	€ 23
Long-term loan receivables		21
Current financial investments	231
Short-term loan receivables		6
Other current financial assets excluding derivatives	35
Current financial investments and cash equivalents		3,381
Cash and cash equivalents	5,796
Bank and cash		3,497
Derivative contracts receipts-Net settled	3
Derivative contracts receipts-Gross settled	9,506	10,249
Derivative contracts payments-Gross settled	(9,463)	(10,108)
Trade receivables	3,998	4,297
Long-term interest-bearing liabilities	(28)	(44)
Short-term interest-bearing liabilities	(470)	(215)
Derivative contracts receipts-Gross settled	9,863	8,265
Derivative contracts payments-Gross settled	(9,944)	(8,366)
Trade payables	(4,645)	(3,731)
Loan commitments given undrawn	(14)	(71)
Loan commitments obtained undrawn	249	(1)
Due between 3 and 12 months
Undiscounted cash flow analysis for financial liabilities and financial assets
Current financial investments	381
Short-term loan receivables		86
Other current financial assets excluding derivatives	62
Current financial investments and cash equivalents		621
Cash and cash equivalents	125
Derivative contracts receipts-Net settled	(6)
Derivative contracts receipts-Gross settled	1,017	1,235
Derivative contracts payments-Gross settled	(1,008)	(1,222)
Trade receivables	774	1,208
Long-term interest-bearing liabilities	(72)	(95)
Other financial liabilities excluding derivatives	(731)
Short-term interest-bearing liabilities	(554)	(98)
Derivative contracts receipts-Gross settled	1,335	280
Derivative contracts payments-Gross settled	(1,347)	(243)
Trade payables	(104)	(251)
Loan commitments given undrawn	(30)	(172)
Loan commitments obtained undrawn	(3)	(3)
1 to 3 years
Undiscounted cash flow analysis for financial liabilities and financial assets
Other non-current financial assets	48
Long-term loan receivables		77
Current financial investments and cash equivalents		558
Cash and cash equivalents	142
Derivative contracts receipts-Net settled	8
Derivative contracts receipts-Gross settled	151
Derivative contracts payments-Gross settled	(124)
Trade receivables	79	107
Long-term interest-bearing liabilities	(730)	(938)
Other financial liabilities excluding derivatives		(748)
Derivative contracts receipts-Gross settled	68	573
Derivative contracts payments-Gross settled	(20)	(568)
Trade payables	(23)	(9)
Loan commitments given undrawn	(153)	(174)
Loan commitments obtained undrawn	2,077	1,570
Due between 3 and 5 years
Undiscounted cash flow analysis for financial liabilities and financial assets
Other non-current financial assets	25
Long-term loan receivables		4
Current financial investments and cash equivalents		192
Cash and cash equivalents	208
Derivative contracts receipts-Net settled	8
Derivative contracts receipts-Gross settled	46
Derivative contracts payments-Gross settled	(17)
Trade receivables		21
Long-term interest-bearing liabilities	(604)	(1,098)
Derivative contracts receipts-Gross settled	482	486
Derivative contracts payments-Gross settled	(459)	(467)
Trade payables		(3)
Loan commitments given undrawn	(77)	(78)
More than 5 years
Undiscounted cash flow analysis for financial liabilities and financial assets
Other non-current financial assets	50
Long-term loan receivables		10
Current financial investments and cash equivalents		45
Derivative contracts receipts-Net settled	9
Derivative contracts receipts-Gross settled	708
Derivative contracts payments-Gross settled	(481)
Long-term interest-bearing liabilities	(2,484)	(2,482)
Other financial liabilities excluding derivatives		(6)
Derivative contracts receipts-Gross settled	503	674
Derivative contracts payments-Gross settled	(466)	(601)
Trade payables	(1)	€ (2)
Loan commitments given undrawn	€ (39)